Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments Debt And Equity Securities [Abstract]
Summary of Short-term Investments	There were no short-term investments as of December 31, 2018. The following is a summary of short-term investments at December 31, 2017

	December 31, 2017
(Dollars in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Certificates of deposit	$1,462	$—	$—	$1,462
Corporate debt securities	7,149	—	(3)	7,146
Total	$8,611	$—	$(3)	$8,608